UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [   ]; Amendment Number: __________
     This Amendment (Check only one.):      [ ] is a restatement.
                                            [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Westchester Capital Management, Inc.
Address:          100 Summit Lake Drive
                  Valhalla, NY 10595

Form 13F File Number:      28-04764


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Frederick W. Green
Title:            President
Phone:            914-741-5600

Signature, Place, and Date of Signing:

   /s/ Frederick W. Green           Valhalla, New York          5/15/09
--------------------------         -------------------          -------
         [Signature]                 [City, State]              [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     126

Form 13F Information Table Value Total:     $915,543,261 (actual)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number         Name
1        28-11493                     Green & Smith Investment Management L.L.C.




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

COLUMN 1                             COLUMN 2      COLUMN 3  COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
--------                             --------      --------  --------    ------------------  --------   --------  ------------------

                                                                FAIR
                                     TITLE OF                   MARKET    SHRS OR  SH/  PUT/  INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                       CLASS         CUSIP        VALUE     PRN AMT  PRN  CALL  DISCRETION MANAGERS  SOLE SHARED NONE
----------------------------         -----         --------     --------  -------  ---  ----- -------    --------  ----  ----------
Alternative Asset Mgmt Acquisition
 Corp                                COMMON STOCK   02149U101   7,270,650  755,000  SH       (a) Sole           Sole
Axsys Technologies, Inc.             COMMON STOCK   054615109   8,706,484  207,100  SH       (a) Sole           Sole
Axsys Technologies, Inc.             COMMON STOCK   054615109   2,854,516   67,900  SH       (b) Shared   1     Sole
BPW Acquisition Corp.                COMMON STOCK   055637102   2,808,000  300,000  SH       (a) Sole           Sole
Banco Itau Holding Financeira SA     COMMON STOCK   059602201  13,749,230 1,263,716 SH       (a) Sole           Sole
Banco Itau Holding Financeira SA     COMMON STOCK   059602201   1,132,347  104,076  SH       (b) Shared   1     Sole
CC Media Holdings, Inc.              COMMON STOCK   12502P102       1,936    1,100  SH       (a) Sole           Sole
CC Media Holdings, Inc.              COMMON STOCK   12502P102      44,880   25,500  SH       (b) Shared   1     Sole
CF Industries Holdings Inc.          COMMON STOCK   125269100  37,613,544  528,800  SH       (a) Sole           Sole
CF Industries Holdings Inc.          COMMON STOCK   125269100   1,351,470   19,000  SH       (b) Shared   1     Sole
CV Therapeutics                      COMMON STOCK   126667104  12,178,488  612,600  SH       (a) Sole           Sole
CV Therapeutics                      COMMON STOCK   126667104   1,435,336   72,200  SH       (b) Shared   1     Sole
Centennial Communications Corp.      COMMON STOCK   15133V208  18,048,100 2,185,000 SH       (a) Sole           Sole
Centennial Communications Corp.      COMMON STOCK   15133V208   1,196,048  144,800  SH       (b) Shared   1     Sole
Comcast Corporation Special Class A  COMMON STOCK   20030N200  11,624,184  903,200  SH       (a) Sole           Sole
Comcast Corporation Special Class A  COMMON STOCK   20030N200   1,310,166  101,800  SH       (b) Shared   1     Sole
Compass Minerals International Inc.  COMMON STOCK   20451N101  14,665,670  260,168  SH       (a) Sole           Sole
Compass Minerals International Inc.  COMMON STOCK   20451N101     879,372   15,600  SH       (b) Shared   1     Sole
Constellation Energy Group Inc.      COMMON STOCK   210371100  16,876,121  816,850  SH       (a) Sole           Sole
Constellation Energy Group Inc.      COMMON STOCK   210371100   1,475,124   71,400  SH       (b) Shared   1     Sole
Crucell NV                           COMMON STOCK   228769105   3,069,616  155,739  SH       (a) Sole           Sole
Crucell NV                           COMMON STOCK   228769105     352,809   17,900  SH       (b) Shared   1     Sole
Eaton Vance Floating-Rate Income
 Trust                               COMMON STOCK   278279104   1,574,769  190,650  SH       (a) Sole           Sole
Eaton Vance Floating-Rate Income
 Trust                               COMMON STOCK   278279104      75,992    9,200  SH       (b) Shared   1     Sole
Elan Corporation plc ADR             COMMON STOCK   284131208   4,613,472  694,800  SH       (a) Sole           Sole
Elan Corporation plc ADR             COMMON STOCK   284131208     235,056   35,400  SH       (b) Shared   1     Sole
Embarq Corporation                   COMMON STOCK   29078E105  70,075,490 1,851,400 SH       (a) Sole           Sole
Embarq Corporation                   COMMON STOCK   29078E105   3,837,990  101,400  SH       (b) Shared   1     Sole
GHL Acquisition Corp.                COMMON STOCK   36172H108  19,410,892 2,071,600 SH       (a) Sole           Sole
GHL Acquisition Corp.                COMMON STOCK   36172H108   1,389,571  148,300  SH       (b) Shared   1     Sole
Genentech, Inc.                      COMMON STOCK   368710406 114,795,245 1,208,371 SH       (a) Sole           Sole
Genentech, Inc.                      COMMON STOCK   368710406   8,550,000   90,000  SH       (b) Shared   1     Sole
Hicks Acquisition Co. 1 Inc.         COMMON STOCK   429086309   9,148,704  971,200  SH       (a) Sole           Sole
Hicks Acquisition Co. 1 Inc.         COMMON STOCK   429086309     105,504   11,200  SH       (b) Shared   1     Sole
Huntsman Corporation                 COMMON STOCK   447011107  13,467,157 4,302,606 SH       (a) Sole           Sole
Huntsman Corporation                 COMMON STOCK   447011107   1,030,709  329,300  SH       (b) Shared   1     Sole
iShares iBoxx $ Inv.Grade Corp. Bond
 Fund                                COMMON STOCK   464287242   5,882,500   62,500  SH       (a) Sole           Sole
Liberty Acquisition Holdings Corp.   COMMON STOCK   53015Y107  11,154,990 1,270,500 SH       (a) Sole           Sole
Liberty Acquisition Holdings Corp.   COMMON STOCK   53015Y107   1,431,140  163,000  SH       (b) Shared   1     Sole
Liberty Media Corporation Series A   COMMON STOCK   53071M500   1,193,010   59,800  SH       (a) Sole           Sole
Liberty Media Corporation Series A   COMMON STOCK   53071M500     801,990   40,200  SH       (b) Shared   1     Sole
Live Nation Inc.                     COMMON STOCK   538034109      23,763    8,900  SH       (a) Sole           Sole
Live Nation Inc.                     COMMON STOCK   538034109     493,950  185,000  SH       (b) Shared   1     Sole
Magellan Midstream Holdings LP       COMMON STOCK   55907R108   1,454,250   83,100  SH       (a) Sole           Sole
Magellan Midstream Holdings LP       COMMON STOCK   55907R108   1,412,250   80,700  SH       (b) Shared   1     Sole
NRG Energy Inc.                      COMMON STOCK   629377508  17,796,733 1,011,178 SH       (a) Sole           Sole
NRG Energy Inc.                      COMMON STOCK   629377508   1,079,267   61,322  SH       (b) Shared   1     Sole
Nextwave Wireless Inc.               COMMON STOCK   65337Y102     215,014 1,343,835 SH       (a) Sole           Sole
NOVA Chemicals Corp.                 COMMON STOCK   66977W109  12,101,184 2,100,900 SH       (a) Sole           Sole
NOVA Chemicals Corp.                 COMMON STOCK   66977W109   1,416,960  246,000  SH       (b) Shared   1     Sole
Petro-Canada                         COMMON STOCK   71644E102  20,421,414  768,300  SH       (a) Sole           Sole
Petro-Canada                         COMMON STOCK   71644E102   2,190,192   82,400  SH       (b) Shared   1     Sole
Powershares S&P 500 BuyWrite
 Portfolio                           COMMON STOCK   73936G308   1,568,769   91,956  SH       (a) Sole           Sole
Rohm and Haas Company                COMMON STOCK   775371107  62,178,743  788,670  SH       (a) Sole           Sole
Rohm and Haas Company                COMMON STOCK   775371107   4,225,824   53,600  SH       (b) Shared   1     Sole
SPDR Trust Series 1                  COMMON STOCK   78462F103  13,749,008  172,900  SH       (a) Sole           Sole
Sapphire Industrials Corp.           COMMON STOCK   80306T109  21,919,953 2,300,100 SH       (a) Sole           Sole
Sapphire Industrials Corp.           COMMON STOCK   80306T109   1,428,547  149,900  SH       (b) Shared   1     Sole
Schering Plough Corp.                COMMON STOCK   806605101  53,601,237 2,276,061 SH       (a) Sole           Sole
Schering Plough Corp.                COMMON STOCK   806605101   4,287,018  182,039  SH       (b) Shared   1     Sole
Sirius Satellite Radio Inc.          COMMON STOCK   82967N108       4,408   12,593  SH       (b) Shared   1     Sole
Sun Microsystems Inc.                COMMON STOCK   866810203  13,494,420 1,843,500 SH       (a) Sole           Sole
Sun Microsystems Inc.                COMMON STOCK   866810203   1,218,048  166,400  SH       (b) Shared   1     Sole
Suncor Energy, Inc.                  COMMON STOCK   867229106   6,469,773  291,300  SH       (a) Sole           Sole
Suncor Energy, Inc.                  COMMON STOCK   867229106   1,319,274   59,400  SH       (b) Shared   1     Sole
Take-Two Interactive Software, Inc.  COMMON STOCK   874054109   2,231,771  267,278  SH       (a) Sole           Sole
Take-Two Interactive Software, Inc.  COMMON STOCK   874054109      72,311    8,660  SH       (b) Shared   1     Sole
thinkorswim Group Inc.               COMMON STOCK   88409C105  10,647,936 1,232,400 SH       (a) Sole           Sole
thinkorswim Group Inc.               COMMON STOCK   88409C105     756,864   87,600  SH       (b) Shared   1     Sole
Triplecrown Acquisition Corp.        COMMON STOCK   89677G109   6,397,836  682,800  SH       (a) Sole           Sole
Triplecrown Acquisition Corp.        COMMON STOCK   89677G109     919,197   98,100  SH       (b) Shared   1     Sole
UTS Energy Corp.                     COMMON STOCK   903396109   6,589,118 4,886,800 SH       (a) Sole           Sole
UTS Energy Corp.                     COMMON STOCK   903396109   1,048,612  777,700  SH       (b) Shared   1     Sole
United Refining Energy Corp.         COMMON STOCK   911360105      55,564    5,800  SH       (a) Sole           Sole
United Refining Energy Corp.         COMMON STOCK   911360105     423,436   44,200  SH       (b) Shared   1     Sole
Verenex Energy Inc.                  COMMON STOCK   923401103   2,075,262  293,000  SH       (a) Sole           Sole
Verenex Energy Inc.                  COMMON STOCK   923401103     599,205   84,600  SH       (b) Shared   1     Sole
Victory Acquisition Corporation      COMMON STOCK   92644D100   4,950,000  500,000  SH       (a) Sole           Sole
Wyeth                                COMMON STOCK   983024100 101,212,864 2,351,600 SH       (a) Sole           Sole
Wyeth                                COMMON STOCK   983024100   5,313,977  123,466  SH       (b) Shared   1     Sole
Yahoo! Inc.                          COMMON STOCK   984332106  19,637,089 1,532,950 SH       (a) Sole           Sole
Yahoo! Inc.                          COMMON STOCK   984332106     987,651   77,100  SH       (b) Shared   1     Sole

PREFERRED STOCK
Citigroup Inc. Pfd. 8.50% Series F   PREFERRED STOCK 172967556  11,466,469  752,887  SH       (a) Sole           Sole
Citigroup Inc. Pfd. 8.50% Series F   PREFERRED STOCK 172967556     670,120   44,000  SH       (b) Shared   1     Sole
Citigroup Inc Pfd. 8.125% Series AA  PREFERRED STOCK 172967572  28,568,741 1,869,682 SH       (a) Sole           Sole
Citigroup Inc Pfd. 8.125% Series AA  PREFERRED STOCK 172967572   2,199,862  143,970  SH       (b) Shared   1     Sole

Fixed Income
CORPORATE BONDS
CIT Group floating-rate senior note  CORPORATE BONDS 125577AW6     328,967  340,000    PRN    (a) Sole           Sole
1.394% Due 06-08-09
Case New Holland Inc. note           CORPORATE BONDS 147446AK4   1,995,000 2,000,000   PRN    (a) Sole           Sole
6.000% Due 06-01-09
Erac USA Finance Co. floating rate
 note                                CORPORATE BONDS 26882PAY8   2,134,346 2,150,000   PRN    (a) Sole           Sole
1.424% Due 04-30-09
Erac USA Finance Co. floating rate
 note                                CORPORATE BONDS 26882PAY8   1,985,438 2,000,000   PRN    (b) Shared   1     Sole
1.424% Due 04-30-09
Genworth Financial senior unsecured
 note                                CORPORATE BONDS 37247DAA4   1,962,698 2,000,000   PRN    (a) Sole           Sole
5.231% Due 05-16-09
Genworth Financial senior unsecured
 note                                CORPORATE BONDS 37247DAA4   2,453,372 2,500,000   PRN    (b) Shared   1     Sole
5.231% Due 05-16-09
HSBC Finance Corp. floating-rate
 note                                CORPORATE BONDS 40429CFT4   1,732,803 1,833,000   PRN    (a) Sole           Sole
1.192% Due 10-21-09
HSBC Finance Corp. floating-rate
 note                                CORPORATE BONDS 40429CFT4     661,736  700,000    PRN    (b) Shared         Sole
1.192% Due 10-21-09
Intl. Lease Finance Corp. senior
 unsecure                            CORPORATE BONDS 459745FL4   2,811,000 2,811,000   PRN    (a) Sole           Sole
3.500% Due 04-01-09
Intl. Lease Finance Corp. senior
 unsecure                            CORPORATE BONDS 459745FL4     689,000  689,000    PRN    (b) Shared   1     Sole
3.500% Due 04-01-09
Nisource Finance Corp. floating-rate
 note                                CORPORATE BONDS 65473QAP8   1,397,965 1,465,000   PRN    (a) Sole           Sole
1.821% Due 11-23-09
Union Carbide senior unsecured note  CORPORATE BONDS 905581AV6     910,000  910,000    PRN    (a) Sole           Sole
6.700% Due 04-01-09
Union Carbide senior unsecured note  CORPORATE BONDS 905581AV6   1,183,000 1,183,000   PRN    (b) Shared   1     Sole
6.700% Due 04-01-09
Westar Energy Inc. note              CORPORATE BONDS 959425AK5   1,000,945 1,000,000   PRN    (a) Sole           Sole
7.125% Due 08-01-09

Other
CALLS
SPDR Trust Series 1                       CALL       78462F103   2,861,400   11,400      CALL (a)Sole            Sole

PUTS
Citigroup Inc                             PUTS       172967101   3,649,740   12,372           (a) Sole           Sole
Citigroup Inc.                            PUTS       172967101      92,630      314           (b) Shared   1     Sole
iShares Nasdaq Biotech Index              PUTS       464287556     347,400      772           (a) Sole           Sole
iShares Nasdaq Biotech Index              PUTS       464287556      21,150       47           (b) Shared   1     Sole
Pfizer Inc                                PUTS       717081103     363,140      542           (a) Sole           Sole
Rohm and Haas company                     PUTS       775371107      18,865    7,546           (a) Sole           Sole
Rohm and Haas Company                     PUTS       775371107       1,135      454           (b) Shared   1     Sole
SPDR Trust Series 1 Jun.80 put            PUTS       78462F103   3,705,000    5,700           (a) Sole           Sole
SPDR Trust Series 1 Jun.80 put            PUTS       78462F103     195,000      300           (b) Shared   1     Sole
SPDR Trust Series 1 Jun.75 put            PUTS       78462F103   2,508,000    5,700           (a) Sole           Sole
SPDR Trust Series 1 Jun.75 put            PUTS       78462F103     132,000      300           (b) Shared   1     Sole
Materials Select Sector SPDR              PUTS       81369Y100      40,160    1,004           (a) Sole           Sole
Materials Select Sector SPDR              PUTS       81369Y100       2,840       71           (b) Shared   1     Sole
Materials Select Sector SPDR              PUTS       81369Y100     616,420    1,666           (a) Sole           Sole
Materials Select Sector SPDR              PUTS       81369Y100      49,580      134           (b) Shared   1     Sole
Energy Select SPDR                        PUTS       81369Y506     218,625      330           (a) Sole           Sole
Energy Select SPDR                        PUTS       81369Y506      13,250       20           (b) Shared   1     Sole
Technology Select Sector SPDR             PUTS       81369Y803     123,250      725           (a) Sole           Sole
Technology Select Sector SPDR             PUTS       81369Y803      12,750       75           (b) Shared   1     Sole
Utilities Selct Sector SPDR               PUTS       81369Y886     331,200    1,380           (a) Sole           Sole
Utilities Select Sector SPDR              PUTS       81369Y886      28,800      120           (b) Shared   1     Sole
Health Care Select Sector SPDR            PUTS       81369Y209     349,370      713           (a) Sole           Sole
Health Care Select Sector SPDR            PUTS       81369Y209      18,130       37           (b) Shared   1     Sole
Health Care Select Sector SPDR            PUTS       81369Y209     270,370    1,423           (a) Sole           Sole
Health Care Select Sector SPDR            PUTS       81369Y209      14,630       77           (b) Shared   1     Sole

TOTAL                                                          915,543,261
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